INTEREST-BEARING LOANS AND BORROWING - Reconciliation of Liabilities (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest-bearing Loans And Borrowing
Balance, current	R$ 982.6	R$ 847.1
Balance, non-current	2,788.1	R$ 2,253.5
Proceeds, current	7.9
Proceeds, non-current	267.0
Payments, current	(230.2)
Payments, non-current	(0.0)
Foreign exchange, current	(17.4)
Foreign exchange, non-current	(56.8)
Transfers between current and non-current, current	761.0
Transfers between current and non-current	(761.0)
New lease agreements, current	469.2
New lease agreements, non-current	905.3
Interest on leases	159.3
Payment of lease liabilities, current	(1,014.0)
Other movements, current	(0.3)
Other movements, non-current	R$ 180.1